FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679


DATE OF REPORTING PERIOD:                              MARCH 31, 2011

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

COMMON STOCK  -- 99.86%
        CONSUMER DISCRETIONARY -- 10.78%
        Auto Components Industry -- 0.38%
  2,200 Johnson Controls Incorporated............      $ 91,454.00
    700 Meritor Incorporated.....................        11,879.00
    600 Superior Industries International........        15,384.00
                                                     --------------
                                                        118,717.00
                                                     --------------

        Automobiles Industry -- 0.80%
 10,100 Ford Motor Company.......................       150,591.00
  2,400 Harley-Davidson Incorporated.............       101,976.00
                                                     --------------
                                                        252,567.00
                                                     --------------

        Distributors Industry -- 0.96%
  5,650 Genuine Parts Company....................       303,066.00
                                                     --------------


        Hotels Restaurants & Leisure Industry --
        1.45%
    700 Darden Restaurants Incorporated..........        34,391.00
  4,200 McDonalds Corporation....................       319,578.00
  2,800 Starbucks Corporation....................       103,460.00
                                                     --------------
                                                        457,429.00
                                                     --------------

        Household Durables Industry -- 0.59%
  1,200 D.R. Horton Incorporated.................        13,979.97
  1,400 Leggett & Platt..........................        34,300.00
  1,982 Newell Rubbermaid Incorporated...........        37,915.66
  1,300 Stanley Black Decker Incorporated .......        99,580.00
                                                     --------------
                                                        185,775.63
                                                     --------------

        Internet & Catalog Retail Industry -- 0.57%
  1,000 Amazon Incorporated......................       180,130.00
                                                     --------------


        Media Industry -- 2.14%
  9,050 Comcast Corporation  Class A.............       223,716.00
  2,800 DirecTV Group Incorporated...............       131,040.00
  2,500 Gannett Incorporated.....................        38,075.00
  2,000 Mcgraw Hill Company Incorporated.........        78,800.00
  2,400 Omnicom Group............................       117,744.00
  1,200 Time Warner Cable Class A................        85,608.00
                                                     --------------
                                                        674,983.00
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)


        Multiline Retail Industry -- 0.46%
  1,100 Kohls Corp...............................        58,344.00
  3,500 Macy's Group Incorporated ...............        84,910.00
                                                     --------------
                                                        143,254.00
                                                     --------------

        Specialty Retail Industry -- 3.14%
  2,100 American Eagle Outfitters Incorporated...        33,369.00
  3,100 AutoNation Incorporated..................       109,647.00
  1,575 Best Buy.................................        45,234.00
    100 Foot Locker Incorporated.................         1,972.00
 10,800 Home Depot Incorporated..................       400,248.00
  8,000 Lowe's Companies Incorporated............       211,440.00
  1,000 Office Depot Incorporated................         4,630.00
  1,950 Staples Incorporated.....................        37,869.00
  1,500 TJX Companies Incorporated...............        74,595.00
  1,100 Tiffany & Company........................        67,584.00
                                                     --------------
                                                        986,588.00
                                                     --------------

        Textiles Apparel & Luxury Goods Industry --
        0.29%
  1,200 Nike Incorporated........................        90,840.00
                                                     --------------


        CONSUMER DISCRETIONARY TOTAL.............     3,393,349.63
                                                     --------------


        CONSUMER STAPLES -- 10.64%
        Beverages Industry -- 3.02%
  7,000 Coca Cola Company........................       464,380.00
  2,000 Coca Cola Enterprises....................        54,600.00
  6,700 Pepsico Incorporated.....................       431,547.00
                                                     --------------
                                                        950,527.00
                                                     --------------

        Food & Staples Retailing Industry -- 2.42%
  5,000 CVS/Caremark Corporation.................       171,600.00
  1,700 Costco Wholesale Corporation.............       124,644.00
  1,800 Safeway Incorporated.....................        42,372.00
    300 Supervalu Incorporated...................         2,679.00
  6,800 Sysco Corporation........................       188,360.00
  5,800 Walgreen Company.........................       232,812.00
                                                     --------------
                                                        762,467.00
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        Food Products Industry -- 2.60%
  1,100 Campbell Soup Company....................        36,421.00
  7,400 General Mills Incorporated...............       270,470.00
  1,400 HJ Heinz Company.........................        68,348.00
  5,100 Hershey Company..........................       277,185.00
  3,100 Kellogg Company..........................       167,338.00
                                                     --------------
                                                        819,762.00
                                                     --------------

        Household Products Industry -- 2.31%
 11,800 Procter & Gamble Company.................       726,880.00
                                                     --------------


        Personal Products Industry -- 0.28%
  3,300 Avon Products Incorporated...............        89,232.00
                                                     --------------


        CONSUMER STAPLES TOTAL...................     3,348,868.00
                                                     --------------


        ENERGY -- 12.8%
        Energy Equipment & Services Industry --
        3.44%
  1,900 Cameron International Corporation........       108,490.00
  1,500 Ensco International Incorporated.........        86,760.00
  3,200 Global Industries Limited................        31,328.00
  6,200 Halliburton Company......................       309,008.00
  2,800 Nabors Industries Limited................        85,064.00
  2,390 National Oilwell Varco Incorporated......       189,455.24
  2,400 Rowan Companies Incorporated.............       106,032.00
  1,800 Seacor Holdings Incorporated.............       166,428.00
                                                     --------------
                                                      1,082,565.24
                                                     --------------

        Oil Gas & Consumable Fuels Industry -- 9.36%
  1,400 Anadarko Petroleum Corporation...........       114,688.00
  2,600 Apache Corporation.......................       340,392.00
  2,600 Chesapeake Energy........................        87,152.00
    612 Cimarex Energy Company...................        70,526.88
  3,116 Devon Energy Corporation.................       285,955.32
  1,800 EOG Resources............................       213,318.00
  2,100 Hess Corporation.........................       178,941.00
  6,000 Marathon Oil Company.....................       319,860.00
  2,400 Murphy Oil Corporation...................       176,208.00

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        Oil Gas & Consumable Fuels Industry (Continued)
    900 Newfield Exploration Company.............        68,409.00
  1,300 Noble Energy Incorporated................       125,645.00
  2,000 Peabody Energy Corporation...............       143,920.00
  1,100 Pioneer Natural..........................       112,112.00
  1,423 Plains Exploration & Production Company..        51,555.30
  1,700 Range Resources Corporation..............        99,382.00
  3,100 Southwestern Energy Company..............       133,207.00
  6,300 Spectra Energy...........................       171,234.00
  2,900 Sunoco Incorporated......................       132,211.00
  3,900 Williams Companies Incorporated..........       121,602.00
                                                     --------------
                                                      2,946,318.49
                                                     --------------

        ENERGY TOTAL.............................     4,028,883.73
                                                     --------------

        FINANCIALS -- 15.62%
        Capital Markets Industry -- 3.08%
  1,560 Ameriprise Financial Incorporated........        95,284.80
  5,530 Bank of New York Mellon Corporation......       165,181.10
    600 Franklin Resources Incorporated..........        75,048.00
  1,400 Goldman Sachs Group......................       222,040.00
    900 Janus Capital Group Incorporated.........        11,223.00
  4,340 Morgan Stanley...........................       118,568.80
  1,100 Northern Trust...........................        55,825.00
     87 Piper Jaffray Companies..................         3,604.41
    800 Price T Rowe Group Incorporated..........        53,136.00
  5,650 Schwab (Charles) Corporation.............       101,869.50
  1,500 State Street Corporation.................        67,410.00
                                                     --------------
                                                        969,190.61
                                                     --------------

        Commercial Banks Industry -- 3.43%
  3,900 BB&T Corporation.........................       107,055.00
  1,100 Comerica Incorporated....................        40,392.00
  2,700 Fifth Third Bankcorp.....................        37,503.00
    600 Keycorp..................................         5,328.00
  1,100 M & T Bank Corporation...................        97,317.00
  1,229 PNC Financial Services Group.............        77,414.71
  1,500 Suntrust Banks...........................        43,260.00
  1,300 Synovus Financial Corporation............         3,120.00
  7,228 US Bankcorp .............................       191,036.04
 14,995 Wells Fargo and Company..................       475,491.45
                                                     --------------
                                                      1,077,917.20
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        Consumer Finance Industry -- 0.97%
  4,100 American Express Company.................       185,320.00
    900 Capital One Financial....................        46,764.00
  3,020 Discover Financial Services..............        72,842.40
                                                     --------------
                                                        304,926.40
                                                     --------------

        Diversified Financial Services Industry --
        3.76%
 27,975 Bank of America Corporation .............       372,906.76
    200 CME Group Incorporated...................        60,310.00
 52,000 Citigroup Incorporated...................       229,840.00
  2,900 Federal Home Loan Mortgage Association...         1,131.00
  5,500 Federal National Mortgage Association....         2,167.00
 11,200 J.P. Morgan Chase & Company..............       516,320.00
                                                     --------------
                                                      1,182,674.76
                                                     --------------

        Insurance Industry -- 3.63%
  2,000 AFLAC Incorporated.......................       105,560.00
  2,900 Allstate Corporation.....................        92,162.00
  1,800 Chubb Corporation........................       110,358.00
    661 Cincinnati Financial.....................        21,674.19
  1,400 Hartford Financial Services Group........        37,702.00
  2,008 Lincoln National Corporation                     60,320.32
    600 MBIA Incorporated........................         6,024.00
  1,500 MGIC Investment Corporation..............        13,335.00
  2,400 Marsh and McLennan Companies.............        71,544.00
  2,500 MetLife Incorporated.....................       111,825.00
  5,400 Progressive Corporation..................       114,102.00
  1,900 Prudential Financial.....................       117,002.00
    800 Renaissancere Holdings Limited...........        55,192.00
  3,213 Travelers Companies Incorporated.........       191,109.25
  1,300 Unum Group...............................        34,125.00
                                                     --------------
                                                      1,142,034.76
                                                     --------------

        Real Estate Investment Trusts (REITs) Industry -- 0.76%
  2,100 AMB Property.............................        75,537.00
  1,700 Plum Creek Timber Company................        74,137.00
    835 Simon Property Group Incorporated........        89,478.63
                                                     --------------
                                                        239,152.63
                                                     --------------

        FINANCIALS TOTAL.........................     4,915,896.35
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        HEALTH CARE -- 10.65%
        Biotechnology Industry -- 3.75%
  7,700 Amgen Incorporated.......................       411,565.00
  2,600 Biogen Idec Incorporated.................       191,022.00
  3,500 Genzyme Corporation - General Division...       266,560.00
  7,300 Gilead Sciences Incorporated.............       310,031.00
                                                     --------------
                                                      1,179,178.00
                                                     --------------

        Health Care Equipment & Supplies Industry -- 1.10%
  1,400 Carefusion Corporation...................        39,480.00
  2,100 Hill Rom Holdings Incorporated...........        79,758.00
  5,800 Medtronic Incorporated...................       228,230.00
                                                     --------------
                                                        347,468.00
                                                     --------------

        Health Care Providers & Services Industry
        -- 3.50%
  4,200 Amerisourcebergen Corporation............       166,152.00
  2,800 Cardinal Health Incorporated.............       115,164.00
  3,400 Express Scripts Incorporated.............       189,074.00
  2,500 McKesson Corporation.....................       197,625.00
  3,198 Medco Health Solutions Incorporated......       179,599.68
  4,400 Quest Diagnostics Incorporated...........       253,968.00
                                                     --------------
                                                      1,101,582.68
                                                     --------------

        Pharmaceuticals Industry -- 2.30%
 11,400 Abbott Laboratories......................       559,170.00
  2,300 Allergan Incorporated....................       163,346.00
                                                     --------------
                                                        722,516.00
                                                     --------------

        HEALTH CARE TOTAL........................     3,350,744.68
                                                     --------------


        INDUSTRIAL -- 10.61%
        Air Freight & Logistics Industry -- 1.82%
  1,600 Fedex Corporation........................       149,680.00
  5,700 United Parcel Service....................       423,624.00
                                                     --------------
                                                        573,304.00
                                                     --------------

        Airlines Industry -- 0.16%
  4,050 Southwest Airlines Company...............        51,151.50
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        Commercial Services & Supplies Industry --
        0.87%
  1,700 Deluxe Corporation.......................        45,118.00
  5,000 Pitney Bowes Incorporated                       128,450.00
  3,300 Republic Services Group                          99,132.00
                                                     --------------
                                                        272,700.00
                                                     --------------

        Electrical Equipment Industry -- 1.28%
  4,200 Emerson Electric Company.................       245,406.00
  1,100 Rockwell Automation Incorporated.........       104,115.00
    900 Thomas and Betts Corporation.............        53,523.00
                                                     --------------
                                                        403,044.00
                                                     --------------

        Industrial Conglomerates Industry -- 1.10%
  3,700 3M Company...............................       345,950.00
                                                     --------------


        Machinery Industry -- 2.44%
  1,100 Cummins Incorporated.....................       120,582.00
  2,500 Deere and Company........................       242,225.00
    800 Flowserve Corporation....................       103,040.00
  3,600 Illinois Tool Works Incorporated.........       193,392.00
     48 Kadant Incorporated......................         1,257.12
  1,800 Paccar Incorporated......................        94,248.00
    200 Snap On Incorporated.....................        12,012.00
                                                     --------------
                                                        766,756.12
                                                     --------------

        Road & Rail Industry -- 2.11%
  2,400 CSX Corporation..........................       188,640.00
  2,900 Norfolk Southern Corporation.............       200,883.00
  2,800 Union Pacific Corporation................       275,324.00
                                                     --------------
                                                        664,847.00
                                                     --------------

        Trading Companies & Distributors Industry
        -- 0.83%
  1,600 Grainger, WW Incorporated................       220,288.00
  1,200 United Rentals...........................        39,936.00
                                                     --------------
                                                        260,224.00
                                                     --------------

        INDUSTRIAL TOTAL.........................     3,337,976.62
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        INFORMATION TECHNOLOGY -- 18.85%
        Communications Equipment Industry -- 2.72%
 18,300 Cisco Systems Incorporated...............       313,845.00
    587 JDS Uniphase.............................        12,233.08
  2,200 Juniper Networks.........................        92,576.00
  1,037 Motorola Mobility Holdings Incorporated..        25,302.80
  1,185 Motorola Solutions Incorporated..........        52,957.65
  6,400 Qualcomm Incorporated....................       350,912.00
  1,400 Tellabs Incorporated.....................         7,336.00
                                                     --------------
                                                        855,162.53
                                                     --------------

        Computers & Peripherals Industry -- 4.42%
  2,700 Apple Incorporated.......................       940,977.00
  6,900 Dell Incorporated........................       100,119.00
  7,400 EMC Corporation..........................       196,544.00
    900 Lexmark International....................        33,336.00
  1,500 Netapp Incorporated......................        72,225.00
    600 Qlogic Corporation.......................        11,130.00
  1,000 Western Digital..........................        37,290.00
                                                     --------------
                                                      1,391,621.00
                                                     --------------

        Electronic Equipment Instruments & Components Industry --
        0.25%
  1,800 Ingram Micro Incorporated................        37,854.00
  1,625 Molex Incorporated.......................        40,820.00
                                                     --------------
                                                         78,674.00
                                                     --------------

        Internet Software & Services Industry --
        1.83%
  3,400 EBay Incorporated........................       105,536.00
    800 Google Incorporated Class A..............       469,408.00
                                                     --------------
                                                        574,944.00
                                                     --------------

        IT Services Industry -- 2.28%
  3,600 Automatic Data Processing Incorporated...       184,716.00
  1,200 Cognizant Tech Solutions Class A.........        97,680.00
  2,600 Fidelity National Information Services...        84,994.00
    600 Fiserv Incorporated......................        37,632.00
    300 MasterCard Corporation...................        75,516.00
  1,500 Paychex Incorporated.....................        47,085.00

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        IT Services Industry (Continued)
    629 Total System Services Incorporated.......        11,334.59
  1,400 Visa Incorporated Class A................       103,068.00
  3,685 Western Union Company....................        76,537.45
                                                     --------------
                                                        718,563.04
                                                     --------------

        Semiconductors & Semiconductor Equipment Industry -- 3.32%
  1,800 Altera Corporation.......................        79,236.00
  2,200 Analog Devices Incorporated..............        86,636.00
  5,900 Applied Materials Incorporated...........        92,158.00
  1,800 Broadcom Corporation Class A.............        70,884.00
 17,400 Intel Corporation........................       351,132.00
  1,000 KLA-Tencor Corporation...................        47,320.00
  1,800 LSI Corporation..........................        12,240.00
  2,200 Micron Technology Incorporated...........        25,234.00
    400 Novellus Systems Incorporated............        14,852.00
  2,700 Nvidia Corporation.......................        49,842.00
  4,800 Texas Instruments........................       165,888.00
  1,500 Xilinx Incorporated......................        49,200.00
                                                     --------------
                                                      1,044,622.00
                                                     --------------

        Software Industry -- 4.03%
  1,600 Adobe Sys Incorporated...................        53,056.00
  2,550 CA Incorporated..........................        61,659.00
    400 Citrix Systems Incorporated..............        29,384.00
  3,000 Compuware Corporation....................        34,650.00
 23,600 Microsoft Corporation....................       599,204.00
 12,329 Oracle Corporation.......................       412,158.46
  4,149 Symantec Corporation.....................        76,922.46
                                                     --------------
                                                      1,267,033.93
                                                     --------------

        INFORMATION TECHNOLOGY TOTAL.............     5,930,620.49
                                                     --------------


        MATERIALS -- 2.83%
        Chemicals Industry -- 0.92%
    400 Airgas Incorporated......................        26,568.00
  2,600 Praxair Incorporated.....................       264,160.00
                                                     --------------
                                                        290,728.00
                                                     --------------

        Construction Materials Industry -- 0.09%
    600 Vulcan Material Company..................        27,360.00
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        Containers & Packaging Industry -- 1.47%
  5,300 Aptargroup Incorporated..................       265,689.00
  1,800 Bemis Company Incorporated...............        59,058.00
    800 Owens-Illinois Incorporated..............        24,152.00
  4,200 Sealed Air Corporation...................       111,972.00
                                                     --------------
                                                        460,871.00
                                                     --------------

        Metals & Mining Industry -- 0.35%
    500 Allegheny Technologies Incorporated......        33,860.00
    700 Cliffs Natural Resources Incorporated....        68,796.00
    400 Steel Dynamics Incorporated..............         7,508.00
                                                     --------------
                                                        110,164.00
                                                     --------------

        MATERIALS TOTAL..........................       889,123.00
                                                     --------------


        TELECOMMUNICATION SERVICES -- 3.51%
        Diversified Telecommunication Services Industry -- 3.25%
 19,790 A T & T Corporation......................       605,771.90
    874 Centurylink Incorporated.................        36,314.70
  2,256 Frontier Communications Corporation......        18,544.32
  9,400 Verizon Communications...................       362,276.00
                                                     --------------
                                                      1,022,906.92
                                                     --------------

        Wireless Telecommunication Services Industry -- 0.26%
  1,600 American Tower Corporation...............        82,912.00
                                                     --------------


        TELECOMMUNICATION SERVICES TOTAL.........     1,105,818.92
                                                     --------------


        UTILITIES -- 3.57%
        Gas Utilities Industry -- 1.66%
  5,900 Atmos Energy Corporation.................       201,190.00
  4,300 UGI Corporation..........................       141,470.00
  4,600 WGL Holdings.............................       179,400.00
                                                     --------------
                                                        522,060.00
                                                     --------------

        Multi-Utilities Industry -- 1.02%
  4,800 CenterPoint Energy Incorporated..........        84,288.00
  5,100 NStar....................................       235,977.00
                                                     --------------
                                                        320,265.00
                                                     --------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (Unaudited)


                                                           Value
Quantity                                                  (Note 1)

        Water Utilities Industry -- 0.89%
 10,000 American Water Works Company.............       280,500.00
                                                     --------------


        UTILITIES TOTAL..........................     1,122,825.00
                                                     --------------

        Total Common Stocks (cost $21,629,430.85)    31,424,106.42
                                                     --------------


        CASH, RECEIVABLES & LIABILITIES -- 0.14%
        Cash & Other Assets Less Liabilities.....        44,948.22
                                                     --------------


        Total Net Assets.........................    $31,469,054.64
                                                     ==============